Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 6,997	$ 7,956	$ 21,131	$ 27,420
Interest expense	1,945	2,817	6,190	11,595
Net interest income	5,052	5,139	14,941	15,825
Interest and dividend income [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	6,997	7,956	21,131	27,420
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	1,125	1,663	3,377	7,084
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	85	213	279	827
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	5,787	6,080	17,475	19,509
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	1,945	2,817	6,190	11,595
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	706	1,112	2,145	5,107
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 1,239	$ 1,705	$ 4,045	$ 6,488